NYSE Euronext

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

CERTNYS
001-08427

September 13, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, EKSPORTFINANS ASA, 2.000% Notes due September 15, 2015 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 10, 2010. Tentative listing date – September 14, 2010.

Sincerely,